Composition of Certain Financial Statement Items	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Composition Of Certain Financial Statement Items [Abstract]
Composition of Certain Financial Statement Items
5.	Composition of Certain Financial Statement Items
Inventories
Inventories consisted of the following:

	July 31, 2021	January 31, 2021
	(in thousands)
Raw materials	$8,421	$13,029
Work -in-progress	—	68
Finished goods	19,495	20,495

Total Inventories	$27,916	$33,592

Property and equipment, net
Property and equipment, net consisted of the following:

	July 31, 2021	January 31, 2021
	(in thousands)
Furniture and fixtures	$899	$1,594
Computers and software	5,843	5,384
Machinery and equipment	12,140	10,605
Tooling	9,666	7,705
Leasehold improvements	9,680	9,398
Owned and operated systems	20,582	17,703
Construction in progress	2,760	2,462

	61,570	54,851

Less: Accumulated depreciation	(29,305)	(24,863)

Total Property and Equipment, Net	$32,265	$29,988

Depreciation expense for the three months ended July 31, 2021 and 2020 was $2.9 million and $2.4 million, respectively.
Depreciation expense for the six months ended July 31, 2021 and 2020 was $5.6 million and $4.7 million, respectively.
Accrued and other current liabilities
Accrued and other current liabilities consisted of the following:

	July 31, 2021	January 31, 2021
	(in thousands)
Accrued expenses	$19,113	$18,404
Refundable customer deposits	7,488	6,482
Taxes payable	6,495	5,213
Payroll and related expenses	7,372	7,547
Warranty accruals	3,100	3,000
Operating lease liabilities, current	3,130	2,393
Other liabilities	5,282	4,123

Total Accrued and Other Current Liabilities	$51,980	$47,162

Revenue
Revenue consisted of the following:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
United States	$51,109	$32,347	$86,219	$62,638
Rest of World	5,012	2,610	10,412	5,095

Total revenue	$56,121	$34,957	$96,631	$67,733

5. Balance Sheet Components
Inventories
Inventories consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Raw materials	$13,029	$11,335
Work-in-progress	68	—
Finished goods	20,495	14,084

Total Inventories	$33,592	$25,419

Property and equipment, net
Property and equipment, net consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Furniture and fixtures	$1,594	$1,347
Computers and software	5,384	4,350
Machinery and equipment	10,605	7,614
Tooling	7,705	6,299
Leasehold improvements	9,398	8,869
Owned and operated systems	17,703	8,422
Construction in progress	2,462	5,796

	54,851	42,697

Less: Accumulated depreciation	(24,863)	(14,756)

Total Property and Equipment, Net	$29,988	$27,941

Depreciation expense for the years ended January 31, 2021, 2020, and 2019 was $10.1 million, $7.1 million, and $3.9 million, respectively.
Amortization expense for intangible assets for the years ended January 31, 2020 and 2019 was $0.6 million and $0.2 million, respectively. There was no amortization expense for the year ended January 31, 2021.
Accrued and other current liabilities
Accrued and other current liabilities consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Accrued expenses	$18,404	$11,335
Refundable customer deposits	6,482	5,241
Payroll and related expenses	7,547	6,727
Taxes payable	5,213	5,348
Operating lease liabilities, current	2,393	3,979
Warranty accruals	3,000	2,000
Other liabilities	4,123	3,029

Total Accrued and Other Current Liabilities	$47,162	$37,659